                       PRUDENTIAL LONG-TERM GROWTH ACCOUNT

                                     [PHOTO]

                          ANNUAL REPORT TO PARTICIPANTS

                                December 31, 2002

The Prudential Insurance Company of America
751 Broad Street
Newark, NJ 07102-3777                             [LOGO OF PRUDENTIAL FINANCIAL]
A Prudential Financial Company

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2. It is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long-Term Growth Account, or the Account). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. PIMS is a Prudential Financial company. Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details.

THE PRUDENTIAL LONG-TERM GROWTH ACCOUNT     ANNUAL REPORT      DECEMBER 31, 2002

LETTER TO PARTICIPANTS

[PHOTO OF DAVID R. ODENATH, JR.]
CHAIRMAN

We recommend that any changes to your investment strategy be based on sound financial principles rather than in reaction to market events. It can help to speak with a financial professional.

.. DEAR PARTICIPANT,
This annual report reviews the investments strategies and performance of the portfolio available in the Prudential Long-Term Growth Account.

.. AN EXCEPTIONALLY LARGE GAP BETWEEN STOCK AND BOND RETURNS
In 2002, concerns about accounting practices, geopolitical uncertainty, and corporate profitability led many investors to abondon equities. As share prices continued to move down, investors increasingly lost confidence in stocks, resulting in the worst return for the Standard & Poor's (S&P) 500 Index since 1974. Some of the investors' cash was reinvested in bonds. Together with a slower-than-expected economic recovery, which kept interest rates low, this produced an excellent year for the bond markets. Despite some corporate credit concerns, almost all fixed income sectors performed well.

.. PLAN WITH REALISTIC EXPECTATIONS
The performance of the different asset classes in 2002 suggests that some investors changed their asset allocation in response to the falling equity market (accelerating the fall in the process). Although both bond and stock prices fluctuate, stocks historically have been more volatile. They are nonetheless part of most asset allocation plans because their returns have been higher than those on bonds over the long term. The principles of finance state that there ought to be a trade-off between volatility and long-term return. One advantage of consulting a financial professional is that professionally designed plans take this trade-off into account. Your asset allocation should be appropriately diversified to help you reach your investment goals, taking into account the amount of time you have to reach them and your personal tolerance for risk.

.. GOOD COUNSEL HELPS IN DIFFICULT TIMES
Distracting market turbulence and world-changing international events can make it difficult to keep focused on your personal goals. We recommend that any changes to your investment strategy be based on sound financial principles rather than in reaction to market events. It can help to speak with a financial professional.

We appreciate your continued confidence in The Prudential Long-Term Growth Account.

Sincerely,

/s/ David R. Odenath, Jr.

David R. Odenath, Jr.
Chairman,
The Prudential Variable Contract Account-2                      January 31, 2003

THE PRUDENTIAL LONG-TERM GROWTH ACCOUNT      ANNUAL REPORT     DECEMBER 31, 2002

VCA-2 PORTFOLIO

MANAGED BY: JENNISON ASSOCIATES LLC

From the peak in March 2000 to the lowest point reached in October 2002, a period of 31 months, the S&P 500 Index lost nearly 50% of its value. The magnitude and duration of this decline eclipses the bear market of 1973-1974 when the Index fell 48% in 21 months. Moreover, this past year is the first time since the early 1980s, when the S&P 500 sectors were first tracked, that every sector posted a negative return.

PERFORMANCE SUMMARY

AVERAGE ANNUAL RETURNS         SIX MONTH/5/        1-YEAR       3-YEAR      5-YEAR     10-YEAR
Long-Term Growth
 Acct./1/                        -10.95%           -22.35%      -8.77%      -5.84%        6.89%

Long-Term Growth
 Acct. (with sales
 charge)/2/                      -10.85%           -25.17%     -10.42%      -7.19%        5.74%

S&P 500 Index/3/                 -10.30%           -22.09%     -14.54%      -0.58%        9.34%

Lipper (VIP)
 Multi-Cap Value
 Funds Avg./4/                   -11.49%           -17.91%      -3.36%       1.32%        9.69%

Long-Term Growth Account inception date: 7/1/68.

The VCA-2 Portfolio returned -22.35% in 2002, trailing the Lipper (VIP) Multi-Cap Value Funds Average, in line with the S&P 500 Index. It trailed the Index in the financials and healthcare sectors, but mitigated much of the underperformance in these sectors with better stock selection in the materials and industrial sectors.

PERFORMANCE REVIEW
We underweighted bank stocks as the year began because of concerns about consumer spending and credit quality. Consequently, we didn't fully benefit when further interest rate cuts improved their margins and credit quality appeared stronger than expected. We focused on insurance stocks instead because of strengthening property and casualty policy rates, but other factors drove down their share prices.

Food and Drug Administration (FDA) rejection letters on a number of promising drugs and concern about competition from generics soured the market for research-oriented drug companies. We thought these well-known factors already had affected share prices as much as they would, but we were wrong. We think investors overreacted. The negative impact of these holdings was mitigated by gains on a few opportunely purchased positions, notably Amgen and WellPoint Health Networks.

In the Materials sector, our focus on precious metals-related stocks produced strong performance as the price of gold soared. The largest gold stock contributors to return include Freeport-McMoRan Copper & Gold Inc., as Newmont Mining Corp., the largest unhedged gold producer in the world.

Our concentration in defense-related companies performed relatively well this year. Rising military spending and geopolitical tensions produced a favourable environment for defense contractors. We expect this trend to continue for several years.

$10,000 INVESTED OVER 10 YEARS

[GRAPHIC APPEARS HERE]

                       VCA-2         Lipper (VIP) Multi-Cap Value Fund Avg.       S&P 500 Index
Dec|1993                 12361.8                                    11581.1              11005.7
                         11908.1                                    11290.1              10589.1
                         11986.7                                    11300.5              10633.3
                         12654.4                                    11812.8              11152.1
Dec|1994                 12196.3                                    11550.9              11150.2
                           13050                                    12504.5              12234.7
                         13889.1                                    13530.8                13401
                         15222.5                                      14574              14465.2
Dec|1995                 15662.4                                      15171              15335.4
                         17164.5                                    16044.6              16158.3
                         17404.8                                    16495.6              16882.5
                         18102.7                                    16911.1              17404.6
Dec|1996                 19952.8                                    18277.4              18854.1
                           19879                                    18591.8              19360.6
                         22906.5                                    21145.3              22737.5
                         26166.1                                    23395.5              24440.4
Dec|1997                 26317.9                                    23510.5              25142.1
                         29489.2                                    26225.5              28646.6
                         28451.2                                    26063.9              29597.7
                         22422.4                                      22432              26660.3
Dec|1998                 25359.7                                    26153.8              32332.4
                         26516.1                                      26377              33942.7
                         29385.1                                    29219.4              36330.8
                         25767.8                                    26479.1                34068
Dec|1999                   27033                                    28451.8                39133
                         27295.2                                    28799.4              40029.2
                         26975.9                                    28343.8                38966
                         28432.6                                    30075.7              38588.3
Dec|2000                 29356.7                                    31482.3              35571.2
                         27251.8                                    30501.9              31356.6
                         28385.5                                      32346              33190.4
                         23823.9                                    28575.6              28320.7
Dec|2001                 26430.2                                    31707.6              31346.7
                         26543.9                                    32678.3              31433.1
                         23048.1                                    29174.9              27224.3
                           18934                                    23845.7              22523.8
Dec|2002                 20524.5                                    25796.5              24421.5

     These results represent past performance and are no guarantee of future performance. Investment return and principal value of the Long-Term Growth Account will fluctuate resulting in a value which may at any time, including the time of withdrawal of the cash value, be more or less than the total principal investment made. Investment in the Long-Term Growth Account involves various risks that are more fully described in the prospectus. For more complete information about the Account, including charges and expenses, please see the prospectus. Please read it carefully before investing.
/1/ The results are shown after the deduction of all expenses including investment management and mortality and expense charges but do not include the effect of any sales charge.
/2/ The results are shown after the deduction of all expenses including investment management, mortality and expense charges and in addition reflect the deduction of a front-end 2.5% sales charge and the impact of an annual account charge.
/3/ The S&P 500 Index is a capital-weighted index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The S&P 500 Index is unmanaged and includes the reinvestment of all dividends but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Account. The securities that comprise the S&P 500 Index may differ substantially from the securities in the Account. The S&P 500 Index is not the only index that may be used to characterize performance of this Account, and other indexes may portray different comparative performance. Investors cannot invest directly in an index.
/4/ The Lipper Variable Insurance Products (VIP) Multi-Cap Value Funds Average is calculated by Lipper Analytical Services, Inc., and reflects the investment of certain portfolio's underlying variable life and annuity products. These returns are net of investment fees and fund expenses, but not product charges. Investors cannot invest directly in a market index or average.
/5/  Six-month returns are not annualized.

                          FINANCIAL STATEMENTS OF VCA-2

                             STATEMENT OF NET ASSETS

December 31, 2002

LONG-TERM INVESTMENTS--92.8%
COMMON STOCKS                                                    SHARES      VALUE (NOTE 2)
                                                               ----------   ---------------
ADVERTISING -- 0.8%
    Omnicom Group, Inc. ...............................            38,100   $     2,461,260
                                                                            ---------------
AEROSPACE/DEFENSE -- 3.9%
    Lockheed Martin Corp. .............................            12,400           716,100
    Northrop Grumman Corp. ............................            70,800         6,867,600
    Raytheon Co. ......................................           125,900         3,871,425
                                                                            ---------------
                                                                                 11,455,125
                                                                            ---------------
AUTOMOTIVE -- 0.6%
    Harley-Davidson, Inc. .............................            38,600         1,783,320
                                                                            ---------------
BANKING & FINANCIAL SERVICES -- 6.9%
    American Express Co. ..............................           143,700         5,079,795
    Bank One Corp. ....................................           158,000         5,774,900
    Charter One Financial, Inc. .......................            20,700           594,711
    CitiGroup, Inc.(a) ................................            88,764         3,123,605
    Goldman Sachs Group, Inc. (The) ...................            40,500         2,758,050
    Merrill Lynch & Co., Inc. .........................            78,000         2,960,100
                                                                            ---------------
                                                                                 20,291,161
                                                                            ---------------
BIOTECHNOLOGY -- 2.8%
    Amgen, Inc. .......................................            88,900         4,297,426
    MedImmune, Inc. (a) ...............................            86,700         2,355,639
    Teva Pharmaceutical Industries Ltd.
     ADR (Israel) .....................................            42,600         1,644,786
                                                                            ---------------
                                                                                  8,297,851
                                                                            ---------------
CHEMICALS -- 1.1%
    Agrium, Inc. ......................................           296,900         3,357,939
                                                                            ---------------
COMPUTER HARDWARE -- 2.4%
    Hewlett-Packard Co. ...............................           411,507         7,143,762
                                                                            ---------------
COMPUTER SOFTWARE & SERVICES -- 2.8%
    Microsoft Corp. (a) ...............................           160,500         8,297,850
                                                                            ---------------
DIVERSIFIED INDUSTRIES -- 1.9%
    Minnesota Mining & Manufacturing Co. ..............            46,200         5,696,460
                                                                            ---------------
HOTELS & MOTELS -- 1.6%
    Marriott International, Inc.--Cl. A ...............            62,900         2,067,523
    USA Interactive(a) ................................           118,000         2,704,560
                                                                            ---------------
                                                                                  4,772,083
                                                                            ---------------
INSURANCE -- 8.4%
    American International Group, Inc. ................            90,300         5,223,855
    Hartford Financial Services Group, Inc.
     (The) ............................................            95,300         4,329,479
    Lincoln National Corp .............................            84,300         2,662,194
    Loews Corp. .......................................           143,100         6,362,226
    XL Capital Ltd.--Cl. A (Bermuda) ..................            79,784         6,163,314
                                                                            ---------------
                                                                                 24,741,068
                                                                            ---------------
MEDIA -- 5.1%
    AT&T Corp. ........................................           354,300         3,167,442
    Clear Channel Communications, Inc.(a)..............            45,200         1,685,508
    New York Times Co.-- Cl.A (The) ...................            79,200         3,621,816
    Viacom, Inc.--Cl. B(a) ............................           132,200         5,388,472
    Univision Communication, Inc--Cl. A(a) ............            40,100           982,450
                                                                            ---------------
                                                                                 14,845,688
                                                                            ---------------
METALS & MINING -- 8.4%
    Alcoa, Inc. .......................................           187,100   $     4,262,138
    Carbide/Graphite Group, Inc. (The)(a) .............           427,700                43
    Companhia Vale do Rio Doce ADR
        (Brazil)(a) ...................................           191,100         5,524,701
    Freeport-McMoRan Cooper & Gold, Inc.--Cl. B(a) ....           530,800         8,906,824
    Newmont Mining Corp ...............................           211,800         6,148,554
                                                                            ---------------
                                                                                 24,842,260
                                                                            ---------------
NETWORKING -- 0.5%
    Cisco Systems, Inc. (a) ...........................           105,200         1,378,120
                                                                            ---------------
OFFICE EQUIPMENT & SUPPLIES -- 1.0%
    Xerox Corp.(a) ....................................           375,400         3,021,971
                                                                            ---------------
OIL & GAS EXPLORATION & PRODUCTION -- 12.4%
    Anadarko Petroleum Corp. ..........................            83,600         4,004,440
    Baker Hughes, Inc. ................................           185,200         5,961,588
    BJ Services Co.(a) ................................           119,000         3,844,890
    Kerr-McGee Corp. ..................................            72,799         3,224,996
    Total Fina Elf S.A. ADR (France) ..................            93,600         6,692,400
    Transocean, Inc. ..................................           211,700         4,911,440
    Suncor Energy, Inc. (Canada) ......................           234,900         3,680,883
    Weatherford International Ltd. ADR
     (Bermuda)(a) .....................................           109,000         4,352,370
                                                                            ---------------
                                                                                 36,673,007
                                                                            ---------------
PAPER & FOREST PRODUCTS -- 3.1%
    International Paper Co. ...........................            62,100         2,171,637
    Temple-Inland, Inc. ...............................            92,400         4,140,444
    Weyerhaeuser Co. ..................................            57,000         2,804,970
                                                                            ---------------
                                                                                  9,117,051
                                                                            ---------------
PHARMACEUTICALS -- 10.1%
    Abbott Laboratories ...............................           166,900         6,676,000
    Eli Lilly & Co. ...................................            55,700         3,536,950
    Johnson & Johnson .................................            74,200         3,985,282
    Pfizer, Inc. ......................................           144,400         4,414,308
    Pharmacia Corp. ...................................           107,000         4,472,600
    Sepracor, Inc.(a) .................................           160,100         1,548,167
    Wyeth .............................................           119,000         5,198,600
                                                                            ---------------
                                                                                 29,831,907
                                                                            ---------------
RETAIL -- 4.9%
    CarMax, Inc.(a) ...................................            89,245         1,595,701
    Circuit City Stores, Inc. .........................           232,400         1,724,408
    Costco Wholesale Corp.(a) .........................           110,900         3,111,854
    Walgreen Co. ......................................            45,200         1,319,388
    Wal-Mart Stores, Inc. .............................           131,600         6,647,116
                                                                            ---------------
                                                                                 14,398,467
                                                                            ---------------
SEMICONDUCTORS -- 4.9%
    Altera Corp.(a) ...................................           192,800         2,377,224
    Applied Materials, Inc.(a) ........................           132,300         1,723,869
    Intel Corp. .......................................           252,800         3,936,096
    Micron Technology, Inc.(a) ........................            87,000           847,380
    Novellus Systems, Inc.(a) .........................            27,200           763,776
    STMicroelectronics N.V. ADR
     (Switzerland) ....................................            66,300         1,293,513
    Texas Instruments, Inc. ...........................           227,300         3,411,772
                                                                            ---------------
                                                                                 14,353,630
                                                                            ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          FINANCIAL STATEMENTS OF VCA-2

                             STATEMENT OF NET ASSETS

December 31, 2002

COMMON STOCKS
(Continued)                                                      SHARES      VALUE (NOTE 2)
                                                               ----------   ---------------
TELECOMMUNICATIONS -- 3.3%
    BellSouth Corp. ...................................           250,500   $     6,480,435
    SBC Communications, Inc. ..........................           120,700         3,272,177
                                                                            ---------------
                                                                                  9,752,612
                                                                            ---------------
TELECOMMUNICATIONS EQUIPMENT -- 1.1%
    Nokia Oyi ADR (Finland) ...........................           207,300         3,213,150
                                                                            ---------------
TOBACCO -- 1.1%
    Philip Morris Co., Inc. ...........................            78,200         3,169,446
                                                                            ---------------
UTILITIES -- 3.7%
    Dominion Resources, Inc. ..........................            65,100         3,573,990
    FirstEnergy Corp. .................................           119,000         3,923,430
    Public Service Enterprise Group, Inc. .............           105,700         3,392,970
                                                                            ---------------
                                                                                 10,890,390
                                                                            ---------------
TOTAL LONG-TERM INVESTMENTS
    (cost: $300,811,734) ..............................                     $   273,785,577
                                                                            ---------------
SHORT-TERM INVESTMENT -- 6.7%
MUTUAL FUND
    Prudential Core Investment Fund-
     Taxable Money Market Series
     (cost: $19,853,339; Note 4) ......................        19,853,339   $    19,853,339
                                                                            ---------------
TOTAL INVESTMENTS -- 99.5%
    (cost: $320,665,073) ..............................                         293,638,916
                                                                            ---------------
OTHER ASSETS, LESS LIABILITIES
    Dividends Receivable ..............................                           1,821,541
    Payable for Pending Capital Transactions ..........                            (196,338)
    Payable for Investments Purchased .................                            (151,452)
                                                                            ---------------
Other assets -- 0.5% ..................................                           1,473,751
                                                                            ---------------
Net assets -- 100% ....................................                     $   295,112,667
                                                                            ===============
NET ASSETS, REPRESENTING:
    Equity of Participants (other than
     Annuitants) -- 14,636,229
     Accumulation Units at an
     Accumulation Unit Value of $19.1583 ..............                     $   280,404,811
    Equity of Annuitants ..............................                          14,051,175
    Equity of The Prudential Insurance
     Company of America ...............................                             656,681
                                                                            ---------------
                                                                            $   295,112,667
                                                                            ===============

The following abbreviations are used in portfolio descriptions:
     ADR American Depository Receipt.

(a) Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          FINANCIAL STATEMENTS OF VCA-2

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME
  Dividends (net of $11,878 foreign withholding tax) ............................................  $    4,311,699
  Interest ......................................................................................         348,450
-----------------------------------------------------------------------------------------------------------------
    Total Income ................................................................................       4,660,149
-----------------------------------------------------------------------------------------------------------------
EXPENSES
  Fees Charged to Participants and Annuitants for Investment Management Services ................         429,911
  Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks..       1,289,733
-----------------------------------------------------------------------------------------------------------------
    Total Expenses ..............................................................................       1,719,644
-----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ...........................................................................       2,940,505
-----------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Realized Loss on Investments ..................................................................     (40,390,526)
  Increase in Unrealized Depreciation on Investments ............................................     (54,309,308)
-----------------------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS .........................................................................     (94,699,834)
-----------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................................  $  (91,759,329)
=================================================================================================================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         YEAR ENDED DECEMBER 31,
                                                                                    ---------------------------------
                                                                                         2002              2001
                                                                                    ---------------   ---------------
OPERATIONS
  Net Investment Income ..........................................................  $     2,940,505   $     3,968,377
  Net Realized Loss on Investments ...............................................      (40,390,526)      (35,820,916)
  Increase In Unrealized Depreciation on Investments .............................      (54,309,308)      (14,980,082)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............................      (91,759,329)      (46,832,621)
---------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
  Purchase Payments and Transfers In .............................................       34,155,856        18,167,773
  Withdrawals and Transfers Out ..................................................      (43,243,220)      (45,820,185)
  Annual Administration Charges Deducted from Participants' Accumulation Accounts.          (12,438)          (19,189)
  Mortality and Expense Risk Charges Deducted from Annuitants' Accounts ..........          (48,984)          (71,256)
  Variable Annuity Payments ......................................................       (2,661,656)       (3,257,733)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS ...................      (11,810,442)      (31,000,590)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS ......................          181,124           286,258
---------------------------------------------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS .....................................................     (103,388,647)      (77,546,953)
=====================================================================================================================
NET ASSETS
  Beginning of year ..............................................................      398,501,314       476,048,267
---------------------------------------------------------------------------------------------------------------------
  End of year ....................................................................  $   295,112,667   $   398,501,314
=====================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         FINANCIAL HIGHLIGHTS FOR VCA-2

                INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT*

          (For an Accumulation Unit outstanding throughout the period)

                                                                 YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------------------------
                                                    2002        2001        2000        1999        1998
                                                 ---------   ---------   ---------   ---------   ---------
Investment Income .............................  $   .2859   $   .3621   $   .4152   $   .4596   $   .3414
----------------------------------------------------------------------------------------------------------
EXPENSES
  Investment management fee ...................     (.0268)     (.0320)     (.0321)     (.0316)     (.0325)
  Assuming mortality and expense risks ........     (.0803)     (.0960)     (.0961)     (.0948)     (.0974)
----------------------------------------------------------------------------------------------------------
Net Investment Income .........................      .1788       .2341       .2870       .3332       .2115
----------------------------------------------------------------------------------------------------------
CAPITAL CHANGES
  Net realized gain (loss) on investments .....    (2.4591)    (2.1868)     1.8450      1.3723      3.1604
  Net change in unrealized appreciation
   (depreciation) of investments ..............    (3.2340)     (.7809)      .0344     (1.4043)    (4.3161)
----------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Accumulation Unit
 Value ........................................    (5.5143)    (2.7336)     2.1664       .3012      (.9442)
----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
  Beginning of period .........................    24.6726     27.4062     25.2398     24.9386     25.8828
  End of period ...............................  $ 19.1583   $ 24.6726   $ 27.4062   $ 25.2398   $ 24.9386
----------------------------------------------------------------------------------------------------------
Total Return** ................................     (22.35)%     (9.97)%      8.58%       1.21%      (3.65)%
----------------------------------------------------------------------------------------------------------
Ratio Of Expenses To Average Net Assets*** ....        .50%        .50%        .50%        .50%        .50%
----------------------------------------------------------------------------------------------------------
Ratio Of Net Investment Income To Average Net
 Assets*** ....................................        .83%        .92%       1.12%       1.33%        .81%
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate .......................         71%         80%         84%         81%         43%
----------------------------------------------------------------------------------------------------------
NUMBER OF ACCUMULATION UNITS OUTSTANDING
  For Participants at end of year (000 omitted)     14,636      15,271      16,372      20,424      26,278
==========================================================================================================

  * Calculated by accumulating the actual per unit amounts daily.
 ** Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported.
*** These calculations exclude Prudential's equity in VCA-2.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants' Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      NOTES TO THE FINANCIAL STATEMENTS OF VCA-2

NOTE 1: GENERAL
        The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America ("Prudential") under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because Prudential assumes the expense risk and the mortality risk under the contracts.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Securities Valuation:

             Equity Securities Any security for which the primary market is on an exchange is generally valued at the last sale price on such exchange as of the close of the New York Stock Exchange or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices. Nasdaq National Market System equity securities are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Other over-the-counter equity securities are valued at the mean between the most recently quoted bid and asked prices. Portfolio securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to the Account's valuation procedures.

             Short-Term Investments Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of sixty days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

        Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and Prudential on a daily basis in proportion to their respective ownership in VCA-2. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

        Federal Income Taxes: The operations of VCA-2 are part of, and are taxed with, the operations of Prudential. Under the current provisions of the Internal Revenue Code, Prudential does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

        Annuity Reserves: Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less .5% in contract charges defined in Note 3A. The AIRs are selected by each Contract-holder and are described in the prospectus.

NOTE 3: INVESTMENT MANAGEMENT AGREEMENT AND CHARGES
        The Account has a management agreement with Prudential Investments LLC ("PI") Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC ("Jennison"). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PI pays for the services of Jennison.

        A daily charge, at an effective annual rate of 0.125% of the current value of the Participant's (other than Annuitants' and Prudential's) equity in VCA-2, is charged to the Account and paid to PI for investment management services. An equivalent charge is deducted monthly in determining the amount of Annuitants' payments.

        A daily charge, paid to PI for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant's (other than Annuitants' and Prudential's) equity in VCA-2. A one-time equivalent charge is deducted when the Annuity Units for Annuitants are determined.

        Prudential, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.

        An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant's account or at the end of the fiscal year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

        A charge of 2.5% for sales and other marketing expenses is deducted from certain Participant's purchase payments. For the year ended December 31, 2002, Prudential has advised the Account it has received $12,438 for such charges.

NOTE 4: PURCHASES AND SALES OF PORTFOLIO SECURITIES
        For the year ended December 31, 2002, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $238,796,057 and $289,702,479, respectively.

        Investment in the Core Funds: The Account invests in the Taxable Money Market Series (the "Series"), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the fiscal year ended December 31, 2002, the Account earned $103,458, from the Series by investing its excess cash in the Series.

NOTE 5: UNIT TRANSACTIONS
        The number of Accumulation Units issued and redeemed for the years ended December 31, 2002 and December 31, 2001, respectively are as follows:

                                             YEAR ENDED DECEMBER 31,
                                        ---------------------------------
                                           2002                  2001
                  -------------------------------------------------------
                  Units issued           1,462,923                713,442
                  -------------------------------------------------------
                  Units redeemed        (2,097,407)            (1,814,330)
                  -------------------------------------------------------
                  Net decrease            (634,484)            (1,100,888)
                  -------------------------------------------------------

NOTE 6: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS The increase (decrease) in net assets resulting from surplus transfers represents the net increases to/(reductions from) Prudential's investment Account. The increase (decrease) includes reserve adjustments for mortality and expense risks assumed by Prudential.

NOTE 7: PARTICIPANT LOANS
        Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

        For the years ended December 31, 2002 and December 31, 2001, $11,777 and $ 25,918 of participant loan principal and interest has been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

                        REPORT OF INDEPENDENT ACCOUNTANTS

                        TO THE COMMITTEE AND PARTICIPANTS
                 OF THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT - 2
                 OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Prudential Variable Contract Account - 2 of The Prudential Insurance Company of America (the "Account") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 27, 2003

                         MANAGEMENT OF VCA-2 (UNAUDITED)

Information pertaining to the Committee Members of VCA-2 is set forth below. Committee Members who are not deemed to be "interested persons" of VCA-2 as defined in the Investment Company Act of 1940, as amended (the Investment Company Act or the 1940 Act) are referred to as "Independent Committee Members." Committee Members who are deemed to be "interested persons" of VCA-2 are referred to as "Interested Committee Members." "Fund Complex" consists of VCA-2 and any other investment companies managed by Prudential Investments LLC (PI).

                          INDEPENDENT COMMITTEE MEMBERS

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                 TERM OF                                           FUND COMPLEX        OTHER
                                                OFFICE***                                          OVERSEEN BY    DIRECTORSHIPS HELD
                              POSITION WITH   AND LENGTH OF         PRINCIPAL OCCUPATIONS           COMMITTEE      BY THE COMMITTEE
NAME, ADDRESS** AND AGE           VCA-2        TIME SERVED           DURING PAST 5 YEARS              MEMBER          MEMBER****
---------------------------   -------------   -------------   ---------------------------------   -------------   ------------------
Saul K. Fenster, Ph.D. (68)   Committee       Since 1985      Currently President Emeritus              79        Member (since
                              Member                          of New Jersey Institute of                          2000), Board of
                                                              Technology; formerly President                      Directors of IDT
                                                              (1978-2002) of New Jersey                           Corporation.
                                                              Institute of Technology;
                                                              Commissioner (1998-2002) of the
                                                              Middle States Association
                                                              Commissioner on Higher
                                                              Education; Commissioner
                                                              (1985-2002) on the New Jersey
                                                              Commission of Science and
                                                              Technology; Director (since
                                                              1998) Society of Manufacturing
                                                              Engineering Education
                                                              Foundation, Director (since
                                                              1995) of Prosperity New
                                                              Jersey; formerly a director or
                                                              trustee of Liberty Science
                                                              Center, Research and
                                                              Development Council of New
                                                              Jersey, New Jersey State
                                                              Chamber of Commerce, and
                                                              National Action Council for
                                                              Minorities in Engineering.

W. Scott McDonald, Jr. (64)   Committee       Since 1985      Vice President (since 1997) of            79
                              Member                          Kaludis Consulting Group, Inc.
                                                              (a company serving higher
                                                              education); formerly principal
                                                              (1993-1997), Scott McDonald &
                                                              Associates; Chief Operating
                                                              Officer (1991-1995), Fairleigh
                                                              Dickinson University; Executive
                                                              Vice President and Chief
                                                              Operating Officer (1975-1991),
                                                              Drew University; interim
                                                              President (1988-1990), Drew
                                                              University and former director of
                                                              School, College and University
                                                              Underwriters Ltd.

Joseph Weber, Ph.D. (78)/1/   Committee       Since 1985      Vice President, Finance,                  62
                              Member                          Interclass (international
                                                              corporate learning) since
                                                              1991; formerly President, The
                                                              Alliance for learning; retired
                                                              Vice President, Member of the
                                                              Board of Directors and Member
                                                              of the Executive and Operating
                                                              Committees, Hoffmann-LaRoche
                                                              Inc; Member, Board of
                                                              Overseas, New Jersey Institute
                                                              of Technology; Trustee and
                                                              Vice Chairman Emeritus,
                                                              Fairleigh Dickinson
                                                              University.

                          INTERESTED COMMITTEE MEMBERS

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                 TERM OF                                           FUND COMPLEX        OTHER
                                                OFFICE***                                          OVERSEEN BY    DIRECTORSHIPS HELD
                              POSITION WITH   AND LENGTH OF         PRINCIPAL OCCUPATIONS           COMMITTEE      BY THE COMMITTEE
NAME, ADDRESS** AND AGE           VCA-2        TIME SERVED           DURING PAST 5 YEARS              MEMBER          MEMBER****
---------------------------   -------------   -------------   ---------------------------------   -------------   ------------------
David R. Odenath, Jr. (46)    Chairman and    Since 1999            President, Chief Executive         115
                              Committee                             Officer and Chief Operating
                              Member                                Officer (since June 1999) of
                                                                    PI; Senior Vice President
                                                                    (since June 1999) of The
                                                                    Prudential Insurance Company
                                                                    of America; formerly Senior
                                                                    Vice President (August
                                                                    1993-May 1999) of PaineWebber
                                                                    Group, Inc.

Information pertaining to the Officers of the Account who are not also Committee Members is set forth below.

                                    OFFICERS

                                                          TERM OF
                                                          OFFICE***
                                      POSITION WITH    AND LENGTH OF       PRINCIPAL OCCUPATIONS
            NAME, ADDRESS** AND AGE       VCA-2         TIME SERVED         DURING PAST 5 YEARS
            -----------------------   --------------   -------------   -------------------------------
            Robert F. Gunia (56)      Vice President   Since 1999      Executive Vice President and
                                                                       Chief Administrative Officer
                                                                       (since June 1999) of PI;
                                                                       Executive Vice President and
                                                                       Treasurer (since January 1996)
                                                                       of PI; President (since April
                                                                       1999) of Prudential Investment
                                                                       Management Services LLC
                                                                       (PIMS); Corporate Vice
                                                                       President (since September
                                                                       1997) of The Prudential
                                                                       Insurance Company of America
                                                                       (Prudential); formerly Senior
                                                                       Vice President (March 1987-May
                                                                       1999) of Prudential
                                                                       Securities; formerly Chief
                                                                       Administrative Officer (July
                                                                       1989-September 1996), Director
                                                                       (January 1989-September 1996)
                                                                       and Executive Vice President,
                                                                       Treasurer and Chief Financial
                                                                       Officer (June 1987-December
                                                                       1996) of PMF; Vice President
                                                                       and Director (since May 1992)
                                                                       of Nicholas-Applegate Fund,
                                                                       Inc.

            Jody A. Rice (55)         Vice President   Since 2001      Executive Vice President
                                                                       (since 1999) of PI; formerly
                                                                       various positions to Senior
                                                                       Vice President (1992-1999) of
                                                                       Prudential Securities; and
                                                                       various positions to Managing
                                                                       Director (1975-1992) of
                                                                       Salomon Smith Barney; Member
                                                                       of Board of Governors of the
                                                                       Money Management Institute;
                                                                       Member of the Prudential
                                                                       Securities Operating Council
                                                                       and a Member of the Board of
                                                                       Directors for the National
                                                                       Association for Variable
                                                                       Annuities.


                                                          TERM OF
                                                          OFFICE***
                                      POSITION WITH    AND LENGTH OF       PRINCIPAL OCCUPATIONS
            NAME, ADDRESS** AND AGE       VCA-2         TIME SERVED         DURING PAST 5 YEARS
            -----------------------   --------------   -------------   -------------------------------
            Jonathan D. Shain (44)    Secretary        Since 2001      Vice President and Corporate
                                                                       Counsel (since August 1998) of
                                                                       Prudential; formerly Attorney
                                                                       with Fleet Bank, N.A. (January
                                                                       1997-July 1998) and Associate
                                                                       Counsel (August 1994-January
                                                                       1997) of New York Life
                                                                       Insurance Company.

            Grace C. Torres (43)      Treasurer and    Since 1997      Senior Vice President (since
                                      Principal                        January 2000) of PI; formerly
                                      Financial and                    First Vice President (December
                                      Accounting                       1996-January 2000) of PI and
                                      Officer                          First Vice President (March
                                                                       1993-1999) of Prudential
                                                                       Securities.

            Jeffrey Scarbel (38)      Assistant        Since 2000      Vice President (since November
                                      Treasurer                        2000) of PI; formerly Director
                                                                       (October 1996-November 2000)
                                                                       Of PI.

----------
 /1/ Mr. Weber is scheduled to retire from the Committees as of December 31, 2002.

   * "Interested" Committee Member, as defined in the 1940 Act, by reason of employment with the Manager (as defined below) and/or the Distributor (as defined below).

  ** Unless otherwise noted, the address of the Committee Members and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

 *** There is no set term of office for Committee Members and Officers. The Independent Committee Members have adopted a retirement policy, which calls for the retirement of Committee Members on December 31 of the year in which they reach the age of 75. The table shows how long they have served as Committee Member and/or Officer.

**** This column includes only directorships of companies required to register, or file reports with the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

Additional information about VCA-2's Committee Members is included in the VCA-2's Statement of Additional Information which is available without charge, upon request, by calling (800) 458-6333.

                  THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT - 2
                                COMMITTEE MEMBERS

DAVID R. ODENATH, JR.              W. SCOTT MCDONALD, JR., PH.D.
Chairman,                          Vice President,
The Prudential Variable            Kaludis Consulting Group
Contract Accounts -2

    SAUL K. FENSTER, PH.D.                  JOSEPH WEBER, PH.D.
    President,                              Vice President
    New Jersey Institute of Technology      Interclass (international corporate
                                            learning)

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all Participants from the toll-free number. The phone lines are open each business day during the hours shown. Please be sure to have your contract number available when you call.

                             [GRAPHIC APPEARS HERE]
                                  (800)458-6333
                          8 a.m. - 8 p.m. Eastern time

In the past, Participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report based on our current records for Participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent to each account of record.

[LOGO OF PRUDENTIAL FINANCIAL]
30 Scranton Office Park                                               PRESORTED
Scranton, PA 18507-1789                                               STANDARD
                                                                     U.S.Postage
                                                                         PAID
                                                                      Prudential


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